Long-term Debt - Principal Maturities By Type (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
First quarter 2016		$ 0
Second quarter 2016		0
Third quarter 2016		375
Fourth quarter 2016		0
2016		375
2017		1,903
2018		0
2019		700
2020		300
2021-2067		1,300
Securitizations		4,323
Revolving conduit facilities, long-term debt maturities		1,200
Total principal maturities		10,101
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		9,582	$ 8,356
Debt issuance cost	$ (32)	(29)
Junior Subordinated Debt
Debt Instrument [Line Items]
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		$ 172	$ 172
Senior debt | Securitizations
Debt Instrument [Line Items]
Stated interest rate, minimum		2.41%
Stated interest rate, maximum		6.82%
First quarter 2016		$ 0
Second quarter 2016		0
Third quarter 2016		0
Fourth quarter 2016		0
2016		0
2017		0
2018		0
2019		0
2020		0
2021-2067		0
Securitizations		4,323
Revolving conduit facilities, long-term debt maturities		0
Total principal maturities		4,323
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		4,313
Debt issuance cost		$ (15)
Senior debt | Revolving Conduit Facilities
Debt Instrument [Line Items]
Stated interest rate, minimum		1.65%
Stated interest rate, maximum		3.65%
First quarter 2016		$ 0
Second quarter 2016		0
Third quarter 2016		0
Fourth quarter 2016		0
2016		0
2017		0
2018		0
2019		0
2020		0
2021-2067		0
Securitizations		0
Revolving conduit facilities, long-term debt maturities		1,200
Total principal maturities		1,200
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		1,200
Debt issuance cost		$ 0
Senior debt | Medium Term Notes
Debt Instrument [Line Items]
Stated interest rate, minimum		5.25%
Stated interest rate, maximum		8.25%
First quarter 2016		$ 0
Second quarter 2016		0
Third quarter 2016		375
Fourth quarter 2016		0
2016		375
2017		1,903
2018		0
2019		700
2020		300
2021-2067		950
Securitizations		0
Revolving conduit facilities, long-term debt maturities		0
Total principal maturities		4,228
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		3,897
Debt issuance cost		$ (14)
Junior Subordinated Debt
Debt Instrument [Line Items]
Interest rates (as a percent)		6.00%
First quarter 2016		$ 0
Second quarter 2016		0
Third quarter 2016		0
Fourth quarter 2016		0
2016		0
2017		0
2018		0
2019		0
2020		0
2021-2067		350
Securitizations		0
Revolving conduit facilities, long-term debt maturities		0
Total principal maturities		350
Long-term debt (includes debt of consolidated VIEs of $5.5 billion in 2015 and $3.6 billion in 2014)		172
Debt issuance cost		$ 0